Group assets and liabilities - measurement	6 Months Ended
Jun. 30, 2018
Group assets and liabilities - measurement
Group assets and liabilities - measurement

C3       Assets and liabilities

C3.1     Group assets and liabilities – measurement

(a)     Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the loans and receivables have been shown net of provisions for impairment. The fair value of loans has been estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of investment properties is based on market values as assessed by professionally qualified external valuers or by the Group's qualified surveyors.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

(b)     Fair value measurement hierarchy of Group assets and liabilities

Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

Financial instruments at fair value

	30 Jun 2018 £m
	Level 1	Level 2	Level 3	Total
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type	markets	market inputs	market inputs

With-profits
Loans	—	—	1,848	1,848
Equity securities and portfolio holdings in unit trusts	59,025	4,748	490	64,263
Debt securities	29,680	45,952	355	75,987
Other investments (including derivative assets)	76	3,185	3,866	7,127
Derivative liabilities	(40)	(1,003)	—	(1,043)
Total financial investments, net of derivative liabilities	88,741	52,882	6,559	148,182
Percentage of total	60%	36%	4%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	162,698	494	18	163,210
Debt securities	5,162	5,145	—	10,307
Other investments (including derivative assets)	3	4	7	14
Derivative liabilities	(9)	(4)	—	(13)
Total financial investments, net of derivative liabilities	167,854	5,639	25	173,518
Percentage of total	97%	3%	—%	100%
Non-linked shareholder-backed
Loans	—	—	2,935	2,935
Equity securities and portfolio holdings in unit trusts	2,215	9	10	2,234
Debt securities	17,918	55,795	298	74,011
Other investments (including derivative assets)	34	1,403	909	2,346
Derivative liabilities	(1)	(1,692)	(400)	(2,093)
Total financial investments, net of derivative liabilities	20,166	55,515	3,752	79,433
Percentage of total	25%	70%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Group total
Loans	—	—	4,783	4,783
Equity securities and portfolio holdings in unit trusts	223,938	5,251	518	229,707
Debt securities	52,760	106,892	653	160,305
Other investments (including derivative assets)	113	4,592	4,782	9,487
Derivative liabilities	(50)	(2,699)	(400)	(3,149)
Total financial investments, net of derivative liabilities	276,761	114,036	10,336	401,133
Investment contract liabilities without discretionary participation features held at fair value	—	(16,713)	—	(16,713)
Borrowings attributable to with-profits operations	—	—	(1,746)	(1,746)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(5,184)	(3,407)	(767)	(9,358)
Other financial liabilities held at fair value	—	—	(3,159)	(3,159)
Total financial instruments at fair value	271,577	93,916	4,664	370,157
Percentage of total	74%	25%	1%	100%

	31 Dec 2017 £m
	Level 1	Level 2	Level 3	Total
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type	markets	market inputs	market inputs

With-profits
Loans	—	—	2,023	2,023
Equity securities and portfolio holdings in unit trusts	57,347	4,470	351	62,168
Debt securities	29,143	45,602	348	75,093
Other investments (including derivative assets)	68	3,638	3,540	7,246
Derivative liabilities	(68)	(615)	—	(683)
Total financial investments, net of derivative liabilities	86,490	53,095	6,262	145,847
Percentage of total	60%	36%	4%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	158,631	457	10	159,098
Debt securities	4,993	5,226	—	10,219
Other investments (including derivative assets)	12	4	8	24
Derivative liabilities	—	(1)	—	(1)
Total financial investments, net of derivative liabilities	163,636	5,686	18	169,340
Percentage of total	97%	3%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,814	2,814
Equity securities and portfolio holdings in unit trusts	2,105	10	10	2,125
Debt securities	21,443	64,313	306	86,062
Other investments (including derivative assets)	7	2,270	876	3,153
Derivative liabilities	—	(1,559)	(512)	(2,071)
Total financial investments, net of derivative liabilities	23,555	65,034	3,494	92,083
Percentage of total	25%	71%	4%	100%

Group total analysis, including other financial liabilities held at fair value
Group total
Loans	—	—	4,837	4,837
Equity securities and portfolio holdings in unit trusts	218,083	4,937	371	223,391
Debt securities	55,579	115,141	654	171,374
Other investments (including derivative assets)	87	5,912	4,424	10,423
Derivative liabilities	(68)	(2,175)	(512)	(2,755)
Total financial investments, net of derivative liabilities	273,681	123,815	9,774	407,270
Investment contract liabilities without discretionary participation features held at fair value	—	(17,397)	—	(17,397)
Borrowings attributable to with-profits operations	—	—	(1,887)	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(4,836)	(3,640)	(413)	(8,889)
Other financial liabilities held at fair value	—	—	(3,031)	(3,031)
Total financial instruments at fair value	268,845	102,778	4,443	376,066
Percentage of total	72%	27%	1%	100%

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for £35,860 million (31 December 2017: £35,293 million) of debt securities classified as available-for-sale.

Assets and liabilities at amortised cost and their fair value

The table below shows the assets and liabilities carried at amortised cost on the statement of financial position and their fair value. The assets and liabilities that are carried at amortised cost but where the carrying value approximates the fair value, are excluded from the analysis below.

	30 Jun 2018 £m
	Total	Total
	carrying	fair
	value	value
Assets
Loans	12,139	12,710

Liabilities
Investment contract liabilities without discretionary participation features	(3,001)	(3,003)
Core structural borrowings of shareholder-financed operations	(6,367)	(6,518)
Operational borrowings attributable to shareholder-financed operations	(1,618)	(1,618)
Borrowings attributable to the with-profits funds	(1,843)	(1,768)
Obligations under funding, securities lending and sale and repurchase agreements	(7,128)	(7,126)

	31 Dec 2017 £m
		Total
	Total	fair
	carrying value	value
Assets
Loans	12,205	12,939

Liabilities
Investment contract liabilities without discretionary participation features	(2,997)	(3,032)
Core structural borrowings of shareholder-financed operations	(6,280)	(7,032)
Operational borrowings attributable to shareholder-financed operations	(1,791)	(1,791)
Borrowings attributable to the with-profits funds	(1,829)	(1,832)
Obligations under funding, securities lending and sale and repurchase agreements	(5,662)	(5,828)

(c)     Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using independent pricing services or third-party broker quotes. These valuations are determined using independent external quotations from multiple sources and are subject to a number of monitoring controls, such as monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades. For further detail on the valuation approach for level 2 fair valued assets and liabilities please refer to note C3.1 of the Group’s consolidated financial statements for the year ended 31 December 2017.

Of the total level 2 debt securities of £106,892 million at 30 June 2018 (31 December 2017: £115,141 million), £13,871 million are valued internally (31 December 2017: £13,910 million). The majority of such securities are valued using matrix pricing, which is based on assessing the credit quality of the underlying borrower to derive a suitable discount rate relative to government securities of a comparable duration. Under matrix pricing, the debt securities are priced taking the credit spreads on comparable quoted public debt securities and applying these to the equivalent debt instruments factoring in a specified liquidity premium. The majority of the parameters used in this valuation technique are readily observable in the market and, therefore, are not subject to interpretation.

(d)     Fair value measurements for level 3 fair valued assets and liabilities

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at 1 January 2018 to that presented at 30 June 2018.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments.

Total gains and losses recorded in other comprehensive income includes unrealised gains and losses on debt securities held as available-for-sale within Jackson and foreign exchange movements arising from the retranslation of the Group’s overseas subsidiaries and branches.

			Total
			gains
			(losses)
		Total	recorded
		gains	in other
	At	(losses) in	compre-						Transfers	Transfers	At
	1 Jan	income	hensive						into	out of	30 Jun
Half year 2018 £m	2018	statement	income	Purchases	Sales	Settled		Issued	level 3	level 3	2018
Loans	4,837	59	65	2	—	(223)		43	—	—	4,783
Equity securities and portfolio holdings in unit trusts	371	43	(7)	112	(1)	—		—	—	—	518
Debt securities	654	(10)	—	55	(46)	—		—	—	—	653
Other investments (including derivative assets)	4,424	188	46	550	(426)	—		—	—	—	4,782
Derivative liabilities	(512)	57	—	—	—	—		—	—	55	(400)
Total financial investments, net of derivative liabilities	9,774	337	104	719	(473)	(223)		43	—	55	10,336
Borrowings attributable to with-profits operations	(1,887)	(2)	—	—	—	143		—	—	—	(1,746)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(413)	38	—	—	—	22	*	(414)	—	—	(767)
Other financial liabilities	(3,031)	(84)	(68)	—	—	103		(79)	—	—	(3,159)
Total financial instruments at fair value	4,443	289	36	719	(473)	45		(450)	—	55	4,664

			Total
			gains
			(losses)
		Total	recorded
		gains	in other
	At	(losses) in	compre-						Transfers	Transfers	At
	1 Jan	income	hensive						into	out of	31 Dec
Full year 2017 £m	2017	statement	income	Purchases	Sales	Settled		Issued	level 3	level 3	2017
Loans	2,699	17	(235)	2,129	—	(311)		236	302	—	4,837
Equity securities and portfolio holdings in unit trusts	722	11	(5)	186	(468)	(6)		—	1	(70)	371
Debt securities	942	51	(11)	216	(522)	—		—	—	(22)	654
Other investments (including derivative assets)	4,480	73	(133)	727	(725)	—		—	2	—	4,424
Derivative liabilities	(516)	4	—	—	—	—		—	—	—	(512)
Total financial investments, net of derivative liabilities	8,327	156	(384)	3,258	(1,715)	(317)		236	305	(92)	9,774
Borrowings attributable to with-profits operations	—	(13)	—	—	—	115		(1,989)	—	—	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(883)	(559)	—	(13)	—	1,276	*	(234)	—	—	(413)
Other financial liabilities	(2,851)	14	250	—	—	252		(311)	(385)	—	(3,031)
Total financial instruments at fair value	4,593	(402)	(134)	3,245	(1,715)	1,326		(2,298)	(80)	(92)	4,443

*  Includes distributions to third-party investors by subsidiaries held by the UK with-profits funds for investment purposes. These distributions vary period to period depending on the maturity of the subsidiaries and the gains realised by those entities in the period.

Of the total net gains and losses in the income statement of £289 million (31 December 2017: £(402) million), £210 million (31 December 2017: £(139) million) relates to net unrealised gains and losses of financial instruments still held at the end of the period, which can be analysed as follows:

	2018 £m	2017 £m
	30 Jun	31 Dec
Loans	(23)	20
Equity securities	43	(12)
Debt securities	(10)	(5)
Other investments	109	(22)
Derivative liabilities	57	4
Borrowings attributable to with-profit operations	(2)	(13)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	38	(123)
Other financial liabilities	(2)	12
Total	210	(139)

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation. For further detail on the valuation approach for level 3 fair valued assets and liabilities, please refer to note C3.1 of the Group’s consolidated financial statements for the year ended 31 December 2017.

At 30 June 2018, the Group held £4,664 million (31 December 2017: £4,443 million) of net financial instruments at fair value within level 3. This represents 1 per cent (31 December 2017: 1 per cent) of the total fair valued financial assets net of fair valued financial liabilities.

The net financial instruments at fair value within level 3 at 30 June 2018 include £1,808 million of loans and a corresponding £1,746 million of borrowings held by a subsidiary of the Group’s UK with-profits fund, attaching to the acquisition of a portfolio of buy-to-let mortgages and other loans financed largely by external third-party (non-recourse) borrowings (see note C3.3(c) for further details). The Group’s exposure is limited to the investment held by the UK with-profits fund rather than to the individual loans and borrowings themselves. The fair value movements of these loans and borrowings have no effect on shareholders’ profit and equity. The most significant non-observable inputs to the mortgage fair value are the level of future defaults and prepayments by the mortgage holders.

Included within these amounts are loans of £2,638 million at 30 June 2018 (31 December 2017: £2,512 million), measured as the loan outstanding balance, plus accrued investment income, attached to REALIC and held to back the liabilities for funds withheld under reinsurance arrangements. The funds withheld liability of £2,793 million at 30 June 2018 (31 December 2017: £2,664 million) is also classified within level 3, accounted for on a fair value basis being equivalent to the carrying value of the underlying assets.

Excluding the loans and funds withheld liability under REALIC’s reinsurance arrangements as described above, which amounted to a net liability of £(155) million (31 December 2017: £(152) million), the level 3 fair valued financial assets net of financial liabilities were £4,819 million (31 December 2017: £4,595 million). Of this amount, a net liability of £(312) million (31 December 2017: net asset of £117 million) is internally valued, representing less than 0.1 per cent of the total fair valued financial assets net of financial liabilities (31 December 2017: less than 0.1 per cent). Internal valuations are inherently more subjective than external valuations. Included within these internally valued net asset/liability are:

(a)

Debt securities of £494 million (31 December 2017: £500 million), which were either valued on a discounted cash flow method with an internally developed discount rate or on external prices adjusted to reflect the specific known conditions relating to these securities (eg distressed securities or securities which were being restructured).

(b)

Private equity and venture investments in both debt and equity securities of £255 million (31 December 2017: £217 million) which are valued internally using discounted cash flows based on management information available for these investments. The significant unobservable inputs include the determination of expected future cash flows on the investments being valued, determination of the probability of counterparty default and prepayments and the selection of appropriate discount rates. The valuation is performed in accordance with International Private Equity and Venture Capital Association Valuation Guidelines. These investments were principally held by consolidated investment funds that are managed on behalf of third parties.

(c)

Equity release mortgage loan investments of £297 million (31 December 2017: £302 million) which are valued internally using the discounted cash flow models. The inputs that are significant to the valuation of these investments are primarily the economic assumptions, being the discount rate (risk-free rate plus a liquidity premium) and property values.

(d)

Liabilities of £(735) million (31 December 2017: £(403) million) for the net asset value attributable to external unit holders in respect of the consolidated investment funds, which are non-recourse to the Group. These liabilities are valued by reference to the underlying assets.

(e)

Derivative liabilities of £(400) million (31 December 2017: £(512) million) which are valued internally using the discounted cash flow method in line with standard market practices but are subject to independent assessment against external counterparties’ valuations.

(f)	Other sundry individual financial investments of £74 million (31 December 2017: £81 million).

Of the internally valued net liability referred to above of £(312) million (31 December 2017: net asset of £117 million):

(a)

A net liability of £(214) million (31 December 2017: net asset of £67 million) was held by the Group’s participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments.

(b)

A net liability of £(98) million (31 December 2017: net liability of £(184) million) was held to support non-linked shareholder-backed business. If the value of all the level 3 instruments held to support non-linked shareholder-backed business valued internally decreased by 10 per cent, the change in valuation would be £10 million (31 December 2017: £18 million), which would increase (reduce) shareholders’ equity by this amount before tax. All this amount passes through the income statement substantially as part of short-term fluctuations in investment returns outside of operating profit.

(e)     Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and transfers out of levels as of the end of each half year reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During half year 2018, the transfers between levels within the Group’s portfolio were primarily transfers from level 1 to level 2 of £621 million and transfers from level 2 to level 1 of £312 million. These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities.

In addition, the transfers out of level 3 in half year 2018 were £55 million. These transfers were primarily between levels 3 and 2 for derivative liabilities. There were no transfers into level 3 in the period.

(f)     Valuation processes applied by the Group

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.